Mineral Properties, Plant and Equipment - Rollforward of Carrying Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	$ 2,415,006	$ 2,504,901
Additions	266,474	191,224
Disposals	(19,627)	(14,970)
Depreciation, property, plant and equipment	(302,958)	(272,444)
Depreciation charge captured in inventory	(21,249)	(29,618)
Transfers	0	0
Closure and decommissioning – changes in estimate (Note 15)	6,905	35,913
Carrying value, ending	2,344,551	2,415,006
Cost	5,612,118	5,380,940
Depreciation and amortization included in mine care and maintenance		(18,000)
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(2,965,934)
Carrying value, ending	(3,267,567)	(2,965,934)
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	679,531	771,674
Additions	16,766	30,971
Disposals	(4,542)	(382)
Depreciation, property, plant and equipment	(136,072)	(146,108)
Depreciation charge captured in inventory	0	0
Transfers	(80,956)	23,376
Closure and decommissioning – changes in estimate (Note 15)		0
Carrying value, ending	474,727	679,531
Cost	1,288,392	1,461,678
Other property, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(782,147)
Carrying value, ending	(813,665)	(782,147)
Depletable, Reserves and Resources [member] | Mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	996,745	950,752
Additions	210,484	142,463
Disposals	(2,770)	(235)
Depreciation, property, plant and equipment	(166,116)	(125,277)
Depreciation charge captured in inventory	(21,249)	(29,618)
Transfers	90,571	22,747
Closure and decommissioning – changes in estimate (Note 15)	6,905	35,913
Carrying value, ending	1,114,570	996,745
Cost	3,140,594	2,753,136
Depletable, Reserves and Resources [member] | Mining property [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(1,756,391)
Carrying value, ending	(2,026,024)	(1,756,391)
Non-depletable, Reserves and Resources [member] | Mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	307,080	331,549
Additions	31,971	17,159
Disposals	0	(38)
Depreciation, property, plant and equipment	(770)	(1,059)
Depreciation charge captured in inventory	0	0
Transfers	(9,522)	(40,531)
Closure and decommissioning – changes in estimate (Note 15)		0
Carrying value, ending	328,759	307,080
Cost	343,705	321,639
Non-depletable, Reserves and Resources [member] | Mining property [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(14,559)
Carrying value, ending	(14,946)	(14,559)
Non-depletable, Exploration and Evaluation [member] | Mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	431,650	450,926
Additions	7,253	631
Disposals	(12,315)	(14,315)
Depreciation, property, plant and equipment	0	0
Depreciation charge captured in inventory	0	0
Transfers	(93)	(5,592)
Closure and decommissioning – changes in estimate (Note 15)		0
Carrying value, ending	426,495	431,650
Cost	839,427	844,487
Non-depletable, Exploration and Evaluation [member] | Mining property [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(412,837)
Carrying value, ending	$ (412,932)	$ (412,837)